Lease - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Incurred rent expenses		$ 4,000,000	$ 3,400,000	$ 3,400,000
Future minimum lease payment for 2014		3,800,000
Future minimum lease payment for 2015		2,600,000
Future minimum lease payment for 2016		1,800,000
Future minimum lease payment for 2017		1,700,000
Future minimum lease payment for 2018		1,500,000
Future minimum lease payment for thereafter		1,500,000
Future sub-lease income for 2014		50,000
Future sub-lease income for 2015		50,000
Incurred rent expense from discontinued operations		2,200,000	3,300,000	3,600,000
Sale lease back transaction gain	10,300,000		10,334,000
Sale lease back transaction gain, deferred	4,500,000		4,500,000
Amortization period of deferred gain on sale		6 years
Sale lease back transaction, recorded in other accrued liabilities		800,000
Sale lease back transaction, recorded in other long-term obligations		$ 2,900,000